Lease - Future lease payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease
2024	¥ 42,956
2025	3,110
2026	654
Total future lease payments	46,720
Less: imputed interest	(989)
Total lease liabilities	¥ 45,731	¥ 96,600